Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Schedule of material revenue recognised
Revenue:	June 30 2021 £’000	June 30 2020 £’000
Retail	207,948	36,902
Wholesale	12,774	2,509
Other sales	27,487	534
Revenue	248,209	39,945

	2020	2019	2018
	£‘000	£‘000	£‘000
Type of goods
Retail	150,420	1,078	—
Wholesale	8,667	90	—
Other sales	3,121	8	—
	162,208	1,176	—

Schedule of recognition of revenue
Revenue from contracts with customers	240,530	39,945
Other revenue	7,679	—
	248,209	39,945

	2020	2019	2018
	£‘000	£‘000	£‘000
Goods and services transferred at point in time	162,208	1,176	—
	162,208	1,176	—

Schedule of contract balances
	June 30 2021 £’000	December 31 2020 £‘000
Trade receivables	12,715	7,243
Contract assets	153	599
Contract liabilities	(15,668)	(9,059)

	December 31, 2020	December 31, 2019	December 31, 2018
	£‘000	£‘000	£‘000
Trade receivables	7,243	291	—
Contract assets	599	8	—
Contract liabilities	(9,059)	(385)	—

Schedule of revenue expected to be recognised in the future related to performance obligations
	Within one month as at June 30, 2021 £’000	Within one month as at December 31, 2020 £’000
Undelivered vehicles	13,678	9,059

	Within one month as at December 31, 2020	Within one month as at December 31, 2019	Within one month as at December 31, 2018
	£‘000	£‘000	£‘000
Undelivered vehicles	9,059	385	—
	9,059	385	—